Financial instruments	6 Months Ended
Jun. 30, 2022
Financial Instruments - additional disclosure [abstract]
Disclosure of detailed information about financial instruments [text block]
6. Financial instruments
Fair value by hierarchy
The following table illustrates the three hierarchical levels for valuing financial instruments at fair value as of June 30, 2022, and December 31, 2021. For additional information on the hierarchies and other matters, please refer to the Consolidated Financial Statements in the 2021 Annual Report, published on February 2, 2022.

	Level 1		Level 2		Level 3		Total

(USD millions)	Jun 30, 2022	Dec 31, 2021	Jun 30, 2022	Dec 31, 2021	Jun 30, 2022	Dec 31, 2021	Jun 30, 2022	Dec 31, 2021

Financial assets
Cash and cash equivalents
Debt securities		2 010						2 010

Total cash and cash equivalents at fair value		2 010						2 010

Marketable securities
Debt securities		2 719	9	22			9	2 741

Derivative financial instruments			121	105			121	105

Total marketable securities and derivative financial instruments at fair value		2 719	130	127			130	2 846

Current contingent consideration receivables					43		43

Long-term financial investments
Debt and equity securities	487	1 080	10		684	617	1 181	1 697

Fund investments	20	28			273	338	293	366

Non-current contingent consideration receivables					610	641	610	641

Total long-term financial investments at fair value	507	1 108	10		1 567	1 596	2 084	2 704

Associated companies at fair value through profit or loss					153	192	153	192

Financial liabilities
Current contingent consideration liabilities					-103	-119	-103	-119

Derivative financial instruments			-56	-68			-56	-68

Total current financial liabilities at fair value			-56	-68	-103	-119	-159	-187

Non-current contingent consideration liabilities					-1 115	-956	-1 115	-956

Other financial liabilities					-239	-19	-239	-19

Total non-current financial liabilities at fair value					-1 354	-975	-1 354	-975

There were no transfers across levels in the six months period ended June 30, 2022.
The fair value of straight bonds amounted to USD 22.4 billion at June 30, 2022 (USD 27.1 billion at December 31, 2021) compared to the carrying amount of USD 23.6 billion at June 30, 2022 (USD 25.3 billion at December 31, 2021). For all other financial assets and liabilities, the carrying amount is a reasonable approximation of the fair value.
The carrying amount of financial assets included in the line total long-term financial investments of USD 2.1 billion at June 30, 2022 (USD 2.7 billion at December 31, 2021) is included in the line “Financial assets” of the consolidated balance sheets. The carrying amount of non-current contingent consideration liabilities and other financial liabilities included in the line total non-current financial liabilities at fair value of USD 1.4 billion at June 30, 2022 (USD 1.0 billion at December 31, 2021) is included in the line “Provisions and other non-current liabilities” of the consolidated balance sheet.
Foreign currency exchange rate risk
Subsidiaries whose functional currencies have experienced a cumulative inflation rate of more than 100% over the past three years apply the rules of IAS 29 “Financial reporting in Hyperinflationary Economies.” The hyperinflationary economies in which Novartis operates are Argentina, Venezuela and Turkey. Venezuela and Argentina were hyperinflationary for all periods presented, and Turkey became hyperinflationary effective May 1, 2022, requiring retroactive implementation of hyperinflation accounting as of January 1, 2022. The impacts of applying IAS 29 were not significant in all periods presented.
The Group’s exposure to financial risks has not changed significantly during the period and there have been no major changes to the risk management department or in any risk management policies.